Note 9 - Intangible Assets	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]
9.	Intangible assets

December 31, 2015

	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$134,112	$50,029	$84,083
Franchise rights	5,444	3,222	2,222
Trademarks and trade names:
Indefinite life	23,639	-	23,639
Finite life	2,312	1,220	1,092
Management contracts and other	13,690	4,213	9,477
Brokerage backlog	3,588	3,139	449
	$182,785	$61,823	$120,962

December 31, 2014

	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$114,236	$40,081	$74,155
Franchise rights	5,948	3,047	2,901
Trademarks and trade names:
Indefinite life	24,178	-	24,178
Finite life	2,447	1,432	1,015
Management contracts and other	16,220	3,825	12,395
Brokerage backlog	2,742	2,574	168
	$165,771	$50,959	$114,812

During the year ended December 31, 2015, the Company acquired the following intangible assets:

	Amount	Estimated weighted average amortization period (years)

Customer lists and relationships	$24,053	10.0
Trademarks and trade names - finite life	880	2.0
Brokerage backlog	2,467	0.3
Other	2,998	9.3
	$30,398	8.9

The following is the estimated annual amortization expense for recorded intangible assets for each of the next five years ending December 31:

2016	$15,748
2017	14,360
2018	13,045
2019	11,662
2020	10,079